CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,062,907)	$ (833,365)	$ (2,996,312)	$ (3,128,262)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	29,323	40,587	141,315	197,431
Accretion of interest and amortization of debt issue costs	46,159	0	108,876	0
Stock-based compensation expense	8,868	68,966	121,974	273,181
Amortization of third party fees paid in restricted common stock	31,950	0
Borrowings on promissory note			150,000	0
Change in fair value of warrant derivative liability	42,012	0	(430,423)	0
Bad debt expense			9,600	0
Changes in operating assets and liabilities:
Accounts receivable	65,239	41,182	(44,991)	(30,635)
Inventories	47,718	(36,214)	48,608	(465,706)
Deposits			0	175,538
Accounts payable	238,839	293,787	763,849	86,481
Accrued employee compensation	44,329	53,853	8,186	66,427
Deferred revenue and other accrued expenses	(588)	(84,682)	(78,500)	67,912
Prepaid expenses and other current assets	(75,679)	(52,166)	55,955	(114,547)
Net cash used in operating activities	(584,737)	(508,052)	(2,141,863)	(2,872,180)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	(7,568)	(2,642)	(92,111)
Net cash used in investing activities	0	(7,568)	(2,642)	(92,111)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercises	0	43,980	43,980	20,220
Net proceeds from the issuance of common stock	377,454	0
Decrease in restricted cash			20,014	0
Proceeds from stock warrant exercises			0	1,421,275
Borrowings on convertible debt			412,000	0
Net proceeds from the issuance of preferred stock			1,338,437	465,867
Net cash provided by financing activities	377,454	43,980	1,814,431	1,907,362
Change in cash and cash equivalents	(207,283)	(471,640)	(330,074)	(1,056,929)
Cash and cash equivalents, beginning of period	222,775	552,849	552,849	1,609,778
Cash and cash equivalents, end of period	15,492	81,209	222,775	552,849
SUPPLEMENTAL INFORMATION:
Income taxes paid	1,900	1,900	1,900	0
Income tax refund received			23,710	244,479
Issuance of preferred stock warrants to placement agent			94,313	18,122
Issuance of common stock warrants for services			0	116,234
Issuance of common stock for deferred board fees			104,997	0
Series B dividend paid in cash			65,543	7,212
Warrant modifications			704,844	0
Beneficial conversion feature on convertible preferred stock			1,006,574	154,389
Non-cash investing and financing activities:
Issuance of common stock dividend on preferred stock	0	76,017	188,379	222,931
Issuance of common stock for services	85,950	0	4,999	25,970
Convertible debt exchanged for common stock	$ 387,547	$ 0